STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 5,451	$ 5,451	$ 7,879	$ 7,879	$ 3,754	$ 3,754
Aggregate Intrinsic Value
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 3 months 18 days		2 years 9 months 24 days		2 years 5 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 11,530	$ 11,530	$ 9,346	$ 9,346	$ 5,408	$ 5,408
Number of RSUs
Outstanding at the beginning of the period (in shares)	876,741		745,974		778,233
Granted (in shares)	754,452		454,685		354,517
Vested (in shares)	(520,660)		(284,888)		(358,497)
Forfeited (in shares)	(64,258)		(39,030)		(28,279)
Outstanding at the end of the period (in shares)	1,046,275		876,741		745,974		778,233
Outstanding - vested and not settled (in shares)	117,557	117,557
Outstanding - unvested (in shares)	928,718	928,718
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 21.31	$ 26.80	$ 16.81	$ 22.59	$ 18.04	$ 25.08
Granted (in dollars per share) | (per share)	17.44	23.78	25.47	32.02	11.21	15.08
Vested (in dollars per share) | (per share)	18.84	25.69	18.18	22.86	14.56	19.57
Forfeited (in dollars per share) | (per share)	18.86	25.73	16.77	21.10	16.26	21.85
Outstanding at the end of the period (in dollars per share) | (per share)	$ 19.24	$ 26.23	$ 21.31	$ 26.80	$ 16.81	$ 22.59	$ 18.04
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	2 years 7 months 6 days		2 years 1 month		2 years 1 month		1 year 9 months
Outstanding at the end of the period	2 years 7 months 6 days		2 years 1 month		2 years 1 month		1 year 9 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars) | $	$ 17,919		$ 11,689		$ 12,219
Vested (in dollars) | $	8,876		6,098		4,477
Outstanding at the end of the period (in dollars) | $	$ 13,289		$ 17,919		$ 11,689		$ 12,219
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 10 months 18 days		1 year 7 months		1 year 7 months